UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: May 31

Date of reporting period: July 1, 2014 - June 30, 2015

Steven I. Koszalka

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Item 1: Proxy Voting Record Fund Name : American Funds Corporate Bond Fund Reporting Period : July 01, 2014 - June 30, 2015

NBC Universal Enterprise, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
		CUSIP 63946CAE8	05/28/2015		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Bernard C. Watson	Mgmt	For	For	For

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

(Registrant)

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: August 27, 2015